Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Machinery and electronic equipment	39,512	50,915
Transportation vehicles	576	786
Office and other equipment	2,894	2,033
Leasehold improvements	7,456	8,922
Construction in progress	2,009	420
Property and equipment	52,447	63,076
Less: accumulated depreciation	(29,194)	(35,063)
Less: impairment	(1,398)	(1,308)
Property and equipment, net	21,855	26,705

Schedule of depreciation expenses of property and equipment
Depreciation on property and equipment was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cost of revenues	77	618	1,515
Selling, general and administrative expenses	4,222	2,581	2,273
Research and development expenses	3,317	4,681	3,878
Total depreciation expenses	7,616	7,880	7,666

Schedule of impairment loss on obsolete and damaged equipment of property and equipment
Impairment loss on obsolete and damaged equipment of property and equipment was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	64	—	—
Research and development expenses	965	144	119
Total impairment loss	1,029	144	119